Contents of Significant Accounts - Summary of Fair Value of Each Investment in Equity Instrument (Detail) - TWD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value of investments in equity instruments	$ 5,893,000	$ 5,753,000
UNIMICRON HOLDING LIMITED [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value of investments in equity instruments	2,474,388	2,514,120
ITE TECH. INC. [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value of investments in equity instruments	2,093,997	2,100,977
CHIPBOND TECHNOLOGY CORPORATION [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value of investments in equity instruments	3,423,750	3,843,744
NOVATEK MICROELECTRONICS CORP. (NOVATEK) [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value of investments in equity instruments	8,255,183	8,501,851
KAI-HONG ENERGY CO., LTD. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value of investments in equity instruments	64,865	0
SHIN-ETSU HANDOTAI TAIWAN CO., LTD. [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value of investments in equity instruments	692,265	548,205
MTIC HOLDINGS PTE. LTD. [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value of investments in equity instruments	$ 204,880	$ 175,063